Long-Term Debt - Additional Information - Other (Detail)	12 Months Ended
	Dec. 31, 2020 USD ($) loan	Dec. 31, 2019
Debt Instrument [Line Items]
Long-term Debt, Weighted Average Interest Rate, at Point in Time	3.80%	4.60%
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 262,300,000
Long-term Debt, Maturities, Repayments of Principal in Year Two	463,500,000
Long-term Debt, Maturities, Repayments of Principal in Year Three	392,800,000
Long-term Debt, Maturities, Repayments of Principal in Year Four	310,900,000
Long-term Debt, Maturities, Repayments of Principal in Year Five	187,800,000
Long term debt principal repayments thereafter	$ 469,800,000
Number Of Loan Agreements, Minimum Required Vessel Market Value to Loan Ratios | loan	5
Teekay Tankers
Debt Instrument [Line Items]
Minimum level of free cash be maintained as per loan agreements	$ 35,000,000.0
Teekay Tankers | Minimum
Debt Instrument [Line Items]
Revolving credit lines maturity period (in months)	6 months
Teekay LNG
Debt Instrument [Line Items]
Minimum level of free cash be maintained as per loan agreements	$ 35,000,000.0
Teekay LNG | Minimum
Debt Instrument [Line Items]
Revolving credit lines maturity period (in months)	6 months
2020 Debt Facility Maturing in December 2024
Debt Instrument [Line Items]
Percentage of debt	5.00%
Long Term Debt1 | Transportation Equipment
Debt Instrument [Line Items]
Vessel market value to loan ratio	405.00%
Vessel market value to loan minimum required ratio	125.00%
Long Term Debt2 | Transportation Equipment
Debt Instrument [Line Items]
Vessel market value to loan ratio	273.00%
Vessel market value to loan minimum required ratio	115.00%
Long Term Debt3 | Transportation Equipment
Debt Instrument [Line Items]
Vessel market value to loan ratio	142.00%
Vessel market value to loan minimum required ratio	120.00%
Long Term Debt4 | Transportation Equipment
Debt Instrument [Line Items]
Vessel market value to loan ratio	215.00%
Vessel market value to loan minimum required ratio	135.00%
Long Term Debt5 | Transportation Equipment
Debt Instrument [Line Items]
Vessel market value to loan ratio	190.00%
Vessel market value to loan minimum required ratio	125.00%